Share capital	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Share capital
16.	Share capital

Ordinary shares

On January 26, 2018, the Company issued 48,392,050 ordinary shares with par value of US$0.000002 to its shareholders in connection with the incorporation of the Company (Note 1). As of December 31, 2017, 24,982,901,300 ordinary shares were authorized and 48,392,050 ordinary shares were issued and outstanding, on a retrospective basis.

Pursuant to the Company’s memorandum and articles of association, upon the completion of the IPO, all the outstanding Preferred Shares will automatically be converted into 17,098,700 Class A ordinary shares, and all the outstanding ordinary shares are re-designated into 13,320,650 Class A ordinary shares and 35,071,400 Class B ordinary shares, respectively. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to five votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into equal number of Class A ordinary shares.

On November 15, 2018, the Company completed its IPO on the New York Stock Exchange. The Company offered 4,500,000 Class A ordinary shares at US$10.00 per ADS. Additionally, on December 14, 2018, the underwriters exercised their options to purchase an additional 456,427 ADS at US$10.00 per ADS, representing 456,427 Class A ordinary shares, from the Company, respectively. Net proceeds from the IPO including the over-allotment option after deducting underwriting discount were RMB311,931 (US$45,368). Deferred IPO costs of RMB25,528 (US$3,713) were recorded as a reduction of the proceeds from the IPO in shareholders’ equity.

As of December 31, 2018, there were 35,375,777 and 35,071,400 Class A and Class B ordinary shares outstanding respectively.

Dividends

On April 14, 2017, the VIE’s Board of Directors declared dividends of RMB32,228 which was 10% of distributable net income of the year ended December 31, 2016 to all the holders of ordinary shares and preferred shares outstanding as of December 31, 2016 proportionately. The dividends per share was RMB0.50 and the aggregate dividends declared for the ordinary shares, Series A, A+, B and C preferred shares was RMB23,624, RMB4,602, RMB920, RMB1,534 and RMB1,548, respectively. The dividends were paid in 2017. No dividend was declared for the years ended December 31, 2016 and 2018.